UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment |_|; Amendment Number: _______

     This Amendment (Check only one): |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Accipiter Capital Management, LLC
Address: 666 5th Avenue, 35th Floor
         New York, New York 10103

Form 13F File Number: 28-10741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

EXPLANATORY NOTE: In connection with the filing of this Schedule 13F-HR for the quarter ended September 30, 2012, Accipiter Capital Management, LLC ("Accipiter") is relying on Release No. 68224 issued by the Securities and Exchange Commission (the "SEC"), titled "Order Under Section 17A and Section 36 of the Securities Exchange Act of 1934 Granting Exemptions from Specified
Provisions of the Exchange Act and Certain Rules Thereunder," which provides that filings by registrants unable to meeting filing deadlines due to Hurricane Sandy and its aftermath shall be considered timely so long as the filing is made on or before November 21, 2012, and the conditions contained therein are satisfied. Accipiter's headquarters, attorneys and other advisors are located in the greater New York area, and were adversely impacted by the lack of communications, transportation, electricity and facilities, and accordingly Accipiter was unable to file this Report by November 14, 2012 due to disruptions caused by Hurricane Sandy.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gabe Hoffman
Title: Managing Member
Phone: 212-705-8700

Signature, Place, and Date of Signing:

       /s/ Gabe Hoffman, North Palm Beach, FL, November 21, 2012

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                                ---------------

Form 13F Information Table Entry Total:                   12
                                                ---------------

Form 13F Information Table Value Total:             $140,569
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.  Form 13F File Number     Name

          1    28-11738                 Gabe Hoffman

                                                     FORM 13F INFORMATION TABLE
                                                                                                                 VOTING AUTHORITY
                                                                                                                 ----------------
                               TITLE OF                 VALUE    SHRS OR    SH/   PUT/  INVESTMENT   OTHER
  NAME OF ISSUER               CLASS         CUSIP     (X$1000)  PRN AMT    PRN   CALL  DISCRETION  MANAGERS   SOLE    SHARED   NONE
  --------------               -----         -----     --------  -------    ---   ----  ----------  --------   ----    ------   ----
AETNA INC NEW                  COM           00817Y108  23,908     603,747  S/H           OTHER         1        -     603,747    -
BIOMARIN PHARMACEUTICAL INC    COM           09061G101   6,631     164,716  S/H           OTHER         1        -     164,716    -
CIGNA CORPORATION              COM           125509109  14,445     306,224  S/H           OTHER         1        -     306,224    -
CUTERA INC                     COM           232109108   3,357     450,000  S/H           OTHER         1        -     450,000    -
CYTORI THERAPEUTICS INC        COM           23283K105     221      50,000  S/H           OTHER         1        -      50,000    -
FIVE STAR QUALITY CARE INC     COM           33832D106   3,417     668,766  S/H           OTHER         1        -     668,766    -
HCA HOLDINGS INC               COM           40412C101  13,391     402,733  S/H           OTHER         1        -     402,733    -
HEALTH MGMT ASSOC INC NEW      CL A          421933102  28,026   3,340,349  S/H           OTHER         1        -   3,340,349    -
HEALTHSOUTH CORP               COM NEW       421924309   4,632     192,514  S/H           OTHER         1        -     192,514    -
HEWLETT-PACKARD COMPANY        COM           428236103   5,971     350,000  S/H           OTHER         1        -     350,000    -
TEVA PHARMACEUTICALS INDS LTD  ADR           881624209  11,703     282,619  S/H           OTHER         1        -     282,619    -
WELLPOINT INC                  COM           94973V107  24,867     428,664  S/H           OTHER         1        -     428,664    -